Feb. 20, 2025
Popular Total Return Fund

Filed pursuant to 497(e) and 497(k)

File Nos. 333-259161 and 811-23695

POPULAR TOTAL RETURN FUND, INC.

(the “Fund”)

Supplement dated February 20, 2025 to the

Summary Prospectus and Prospectus of the Fund, dated July 26, 2024

Popular Total Return Fund, Inc.

The Board of Directors of the Fund has approved the offering of Class A shares of the Fund to holders of individual retirement accounts (“IRAs”). Effective immediately, individuals may purchase Class A shares of the Fund by opening an IRA account with Banco Popular IRA Trust and authorizing it to purchase Class A shares for the IRA account. IRA accountholders of Banco Popular IRA Trust are strongly encouraged to review the disclosure statement and adoption agreement provided to them by Banco Popular IRA Trust upon opening an IRA, which contains information relating to the terms and conditions as well as the fees, expenses, and penalties applicable to such IRA.

This supplement provides updates and amendments to the Summary Prospectus, Prospectus, and Statement of Additional Information ("SAI") for the Popular Total Return Fund, Inc. (the "Fund").

Effective immediately, the Summary Prospectus, the Prospectus, and the SAI are amended as follows:

1.	The tables titled “Shareholder Fees” and “Annual Fund Operating Expenses” in the “Fees and Expenses of the Fund” section beginning on page 1 of the Summary Prospectus are restated as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Popular Total Return Fund		Class A Shares		Class C Shares		Class I Institutional Shares [2]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.50%	[1]	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)		none		1.00%	[3]	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	[4]	2.00%		2.00%		2.00%
[1]	The maximum sales charge (load) imposed on purchases through individual retirement accounts (“IRA Accounts”) through purchases of shares by Banco Popular IRA Trust is 1.00%.
[2]	There are no Class I Institutional Shares outstanding as of the date of this prospectus.
[3]	There is no contingent deferred sales charge (“CDSC”) on Class C Shares after one year.
[4]	The Fund will impose a 2.00% redemption fee on redemptions made within five business days after acquiring shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Popular Total Return Fund		Class A Shares	Class C Shares	Class I Institutional Shares
Management Fee		0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fee	[1]	0.25%	1.00%	none
Other Expenses		0.68%	0.70%	0.69%
Acquired Fund Fees and Expenses	[2]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		1.46%	2.23%	1.22%
[1]	The Distribution and/or Service (12b-1) Fee has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds.